Administrative Office: 6400 C. Street S.W. Cedar Rapids, IA 52499

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549-0506

Re:	PFL Variable Annuity Fund II

  File No. 811-02411, CIK 0000078011

  Rule 30b2-1 Filing

Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), PFL Variable Annuity Fund II, a unit investment trust registered under the Act, recently mailed to its contract owners the Semi-Annual report of the underlying funds of the following underlying management investment companies:

●	VOYA Funds Trust (CIK: 0001066602).
●	VOYA Series Fund, Inc. (CIK: 0000877233).
●	VOYA Investor Trust. (CIK: 0000837276).

This filing constitutes the filing of those reports as required by rule 30b2-1 under the Act.

Pursuant to Rule 30e-1 under the Act, each of the underlying management investment companies has filed or will file its Semi-Annual report with the Commission via EDGAR. To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Brian G. Stallworth

Brian G. Stallworth

Assistant Secretary

Transamerica Life Insurance Company